Pledged assets - Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Purpose	Lease and bank loan
Non-current financial assets at amortized cost	$ 37,539	$ 48,319
Assets pledged as collateral for liabilities	$ 13,079,394	11,505,888
Land [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 452,738	452,738
Buildings [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 4,343,556	4,092,287
Machinery and equipment [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 8,245,561	$ 6,912,544